Hedging derivatives - Fair value hedges (Details) € in Millions, £ in Millions, MXV in Millions, $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2022 MXN ($)	Dec. 31, 2021 MXN ($)	Dec. 31, 2020 MXN ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2022 MXN ($)	Dec. 31, 2022 EUR (€)	Dec. 31, 2022 GBP (£)	Dec. 31, 2022 MXV	Dec. 31, 2021 USD ($)	Dec. 31, 2021 MXN ($)	Dec. 31, 2021 EUR (€)	Dec. 31, 2021 GBP (£)	Dec. 31, 2021 MXV
Fair value hedges
Hedging derivatives
Gains/(losses) on financial assets and liabilities (net) - derivative financial instrument for fair value hedging	$ 5,225	$ 8,746	$ (6,884)
Gains/(losses) on financial assets and liabilities (net) - hedged items for fair value hedging	$ (4,903)	$ (9,278)	$ 6,427
Fair value hedges | Interest rate risk | Loans and receivables | Mexican peso
Hedging derivatives
Nominal Value					$ 1,600					$ 1,867
Fair value hedges | Interest rate risk | Unsecured notes | Mexican peso
Hedging derivatives
Nominal Value					6,500
Fair value hedges | Interest rate risk | Promissory notes | Mexican peso
Hedging derivatives
Nominal Value					2,731
Fair value hedges | Interest rate risk | Mexican Government Bonds | Mexican peso
Hedging derivatives
Nominal Value					117,701					47,047
Fair value hedges | Interest rate and foreign exchange risk | Loans and receivables | US dollar
Hedging derivatives
Nominal Value									$ 1	4
Fair value hedges | Interest rate and foreign exchange risk | UMS | US dollar
Hedging derivatives
Nominal Value				$ 398	7,824				$ 398	7,824
Fair value hedges | Interest rate and foreign exchange risk | UMS | Euro
Hedging derivatives
Nominal Value					9,887	€ 447				17,744	€ 819
Fair value hedges | Interest rate and foreign exchange risk | UMS | Pound sterling
Hedging derivatives
Nominal Value					1,492		£ 58			1,492		£ 58
Fair value hedges | Interest rate and inflation risk | UDIBONDS | UDI
Hedging derivatives
Nominal Value					$ 1,895			MXV 405		1,895			MXV 405
Cash flow hedges | Interest rate risk | Unsecured notes | Mexican peso
Hedging derivatives
Nominal Value										$ 7,311